RESTATEMENT OF THE YEAR ENDED DECEMBER 31, 2012 (Details) - Schedule of Error Corrections and Prior Period Adjustments (USD $)	0 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended										114 Months Ended	120 Months Ended
	Jul. 01, 2011	Dec. 31, 2011	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2013	Jun. 30, 2014
Revenue			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0									$ 0	$ 0
Cost of Revenue			0	0	0	0	0	0									0	0
Gross Profit			0	0	0	0	0	0									0	0
Commissions & Consulting Fees			0	4,800	0	4,800	4,800	9,000									316,800	316,800
General & Administrative Costs			86,289	80,732	181,171	161,728	342,469	339,524									9,503,416	9,684,587
Mining Property Costs			401,360	179,639	686,105	226,540	847,496	591,926									2,519,847	3,205,952
Depreciation Expense			25,110	24,060	53,896	48,120	99,160	98,673									258,393	312,289
Impairment Expense	124,343		0	0	0	0	0	5,341									145,995	145,995
Accretion Expense			114	76	266	163	574	513									1,330	1,596
Professional Services			34,064	36,368	90,728	66,270	117,712	79,714									368,144	458,872
Total Operating Expenses			546,937	325,675	1,012,166	507,621	1,412,211	1,124,691									13,113,925	14,126,091
Net Operating Loss			(546,937)	(325,675)	(1,012,166)	(507,621)	(1,412,211)	(1,124,691)									(13,113,925)	(14,126,091)
Gain on Mineral Claim Sales			0	0	0	113,499	243,499	4,500									471,243	471,243
Other Income from Mineral Claims			0	0	52,203	1,094	1,094	0									1,094	53,297
Interest Income			538	120	4,872	244	543	831									2,015	6,887
Interest Expense			(381,985)	(98,321)	(625,003)	(405,900)	(754,250)	(644,773)									(1,661,209)	(2,286,212)
Gain/Loss on Derivative Liability			313,211	(359,114)	552,578	(576,640)	(52,581)	(386,833)									(439,414)	113,164
Loss on Conversion of Debt			0	0	0	0	0	0									(137,000)	(137,000)
Loss on Settlement			(32,479)	0	(32,479)	0	0	0									(62,095)	(94,574)
Other Expense			0	(1,913)	0	0	0	(2,222)									(2,222)	(2,222)
Realized Gain (Loss) on Investment			0	0	0	0	0	0									(97,109)	(97,109)
Net Other Income (Expenses)			(100,715)	(459,228)	(47,829)	(867,703)	(647,094)	(995,015)									(1,747,632)	(1,795,461)
Loss From Continuing Operations			(647,652)	(784,903)	(1,059,995)	(1,375,324)	(2,059,305)	(2,119,706)									(14,861,557)	(15,921,552)
Loss From Discontinued Operations			0	0	0	0	0	0									(673,596)	(673,596)
Net Loss			(647,652)	(784,903)	(1,059,995)	(1,375,324)	(2,059,305)	(2,119,706)	(1,045,749)	(287,345)	(786,979)	(328,478)	(1,490,871)	(5,504,237)	(1,816,896)	(95,587)	(15,535,153)	(16,595,148)
Accretion of Discount on Redeemable Common Stock			0	(489)	0	(14,701)	(52,346)	(29,516)									(81,862)	(81,862)
Interest on Redeemable Common Stock		(247)	(14,644)	(12,337)	(29,288)	(21,298)	(50,922)	(22,701)	(247)								(73,870)	(103,158)
Net Loss Attributable to Common Shareholders			(662,296)	(797,729)	(1,089,283)	(1,411,323)	(2,162,573)	(2,171,923)									(15,689,911)	(16,779,194)
Unrealized Loss on Available For Sale Securities			(12,500)	(7,500)	(12,500)	2,450	9,950	(12,500)			(22,780)	22,780					(2,550)	(15,050)
Total Comprehensive Loss			(674,796)	(805,229)	(1,101,783)	(1,408,873)	(2,152,623)	(2,184,423)									(15,692,461)	(16,794,244)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)			172,223,752	112,522,912	159,851,777	108,542,908	114,375,322	99,799,411
Basic Net Gain (Loss) per Share (in Dollars per share)			$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)
Scenario, Previously Reported [Member]
Revenue								0
Cost of Revenue								0
Gross Profit								0
Commissions & Consulting Fees								9,000
General & Administrative Costs								339,524
Mining Property Costs								591,926
Depreciation Expense								98,673
Impairment Expense								5,341
Accretion Expense								513
Professional Services								79,714
Total Operating Expenses								1,124,691
Net Operating Loss								(1,124,691)
Other Income (Expenses)								0
Gain on Mineral Claim Sales								4,500
Other Income from Mineral Claims								32,500
Interest Income								831
Interest Expense								(644,773)
Gain/Loss on Derivative Liability								(386,833)
Loss on Conversion of Debt								0
Bad Debt (Expense) / Recovery								982
Loss on Settlement								0
Other Expense								(2,222)
Realized Gain (Loss) on Investment								0
Net Other Income (Expenses)								(995,015)
Loss From Continuing Operations								(2,119,706)
Loss From Discontinued Operations								0
Net Loss								(2,119,706)
Accretion of Discount on Redeemable Common Stock								0
Interest on Redeemable Common Stock								0
Net Loss Attributable to Common Shareholders								(2,119,706)
Unrealized Loss on Available For Sale Securities								(12,500)
Total Comprehensive Loss								(2,132,206)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)								99,799,411
Basic Net Gain (Loss) per Share (in Dollars per share)								$ (0.02)
Scenario, Adjustment [Member]
Revenue								0
Cost of Revenue								0
Gross Profit								0
Commissions & Consulting Fees								0
General & Administrative Costs								0
Mining Property Costs								0
Depreciation Expense								0
Impairment Expense								0
Accretion Expense								0
Professional Services								0
Total Operating Expenses								0
Net Operating Loss								0
Other Income (Expenses)								0
Gain on Mineral Claim Sales								0
Other Income from Mineral Claims								0
Interest Income								0
Interest Expense								0
Gain/Loss on Derivative Liability								0
Loss on Conversion of Debt								0
Bad Debt (Expense) / Recovery								0
Loss on Settlement								0
Other Expense								0
Realized Gain (Loss) on Investment								0
Net Other Income (Expenses)								0
Loss From Continuing Operations								0
Loss From Discontinued Operations								0
Net Loss								0
Accretion of Discount on Redeemable Common Stock								(29,516)
Interest on Redeemable Common Stock								(22,701)
Net Loss Attributable to Common Shareholders								(52,217)
Unrealized Loss on Available For Sale Securities								0
Total Comprehensive Loss								0
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)								0
Basic Net Gain (Loss) per Share (in Dollars per share)								$ 0
Scenario, Actual [Member]
Revenue								0
Cost of Revenue								0
Gross Profit								0
Commissions & Consulting Fees								9,000
General & Administrative Costs								339,524
Mining Property Costs								591,926
Depreciation Expense								98,673
Impairment Expense								5,341
Accretion Expense								513
Professional Services								79,714
Total Operating Expenses								1,124,691
Net Operating Loss								(1,124,691)
Other Income (Expenses)								0
Gain on Mineral Claim Sales								4,500
Other Income from Mineral Claims								32,500
Interest Income								831
Interest Expense								(644,773)
Gain/Loss on Derivative Liability								(386,833)
Loss on Conversion of Debt								0
Bad Debt (Expense) / Recovery								982
Loss on Settlement								0
Other Expense								(2,222)
Realized Gain (Loss) on Investment								0
Net Other Income (Expenses)								(995,015)
Loss From Continuing Operations								(2,119,706)
Loss From Discontinued Operations								0
Net Loss								(2,119,706)
Accretion of Discount on Redeemable Common Stock								(29,516)
Interest on Redeemable Common Stock								(22,701)
Net Loss Attributable to Common Shareholders								(2,171,923)
Unrealized Loss on Available For Sale Securities								(12,500)
Total Comprehensive Loss								$ (2,184,423)
WEIGHTED AVG NUMBER OF SHARES OUTSTANDING (Basic) (in Shares)								99,799,411
Basic Net Gain (Loss) per Share (in Dollars per share)								$ (0.02)